Related Party Transactions (Details) (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Related Party Transactions [Abstract]
Consulting services fees	$ 198,871	$ 140,751	$ 209,500	$ 201,299